Other assets (non-current and current)	12 Months Ended
Dec. 31, 2018
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Other assets (non-current and current)
12	Other assets (non-current and current)

Other assets are analysed as follows:

	31/12/18	31/12/17	01/01/17
Advances to suppliers	3,471	3,369	6,132
Deferred costs for Natuzzi Display System	2,617	2,031	1,229
Deferred costs for slotting fees	1,922	1,399	204
Delivery and commission costs for sales derecognised	1,839	1,730	2,230
Deferred costs for Service-Type Warranty	452	519	330
Prepaid expenses and accrued income	1,165	1,035	1,441

Total other assets	11,466	10,083	11,566
Less current portion	(8,107)	(7,232)	(10,243)

Non-current portion	3,359	2,851	1,323

“Advances to suppliers” represent advance payments for raw materials, services and general expenses.

“Deferred costs for Natuzzi Display System” refers to the deferred costs incurred by the Company to purchase store fittings, which are then sold to retailers and used to set up their stores (“Natuzzi Display System” – NDS). Such costs are recognised over the life of the distribution contract signed with the retailer (usually five years).

“Deferred costs for slotting fees” refers to contributions made by the Company to retailers to prepare the retailer’s system to accept and sell the Group’s products. Such fees are recognised over the life of the contract signed with the retailers (usually five years).

“Delivery and commission costs for sales derecognised” are related to the deferral of shipping and handling costs and commission expenses for finished goods that had not been delivered as at year-end.

“Deferred costs for Service-Type Warranty” refers to the deferral of costs incurred by the Company for the sale of a service-type warranty to end customers, considering that this insurance is provided by a third-party. Such costs are recognised over the life of the contractual insurance period, which is five years.

“Prepaid expenses and accrued income” primarily include advance rent payments on factory buildings.